Significant Contingent Liabilities and Unrecognized Contract Commitments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Banker’s letter of guarantee issued	$ 141,807
NSGUARD Technology Inc [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Secured guaranteed notes	61,538	$ 54,851
Banker’s letter of guarantee issued	175,779	282,471
Gorilla Technology Egypt [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Secured guaranteed notes	8,063,312	7,869,368
Gorilla Taiwan [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Banker’s letter of guarantee issued	$ 1,180,508	$ 1,126,922